Income Tax Expense (Tables)	6 Months Ended
Dec. 31, 2025
Income Tax Expense [Abstract]
Schedule of Income Tax Expense
	Consolidated
	31 December 2025	31 December 2024
	$	$
Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(3,742,104)	(3,304,359)
Tax at the statutory tax rate of 25%	(935,526)	(826,090)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Permanent differences	110,053	168,291
Timing differences (not meeting deferred asset criteria)	(21,963)	(124,932)
Carry forward losses (not meeting deferred asset criteria)	847,436	782,731
Income tax expense	-	-